Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	6 Months Ended
Jun. 30, 2021
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]
Net interest income and net gains (losses) on financial
assets/liabilities at fair value through profit or loss
	Three months ended		Six months ended
in € m.	Jun 30, 2021	Jun 30, 2020	Jun 30, 2021	Jun 30, 2020
Net interest income[1]	2,652	3,096	5,448	6,357
Trading income[1,2]	820	1,030	2,281	792
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	175	143	202	64
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(12)	(466)	101	83
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	983	708	2,584	939
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,635	3,803	8,033	7,296
Corporate Treasury Services	366	593	859	1,114
Institutional Client Services	78	84	167	183
Business Banking	131	141	270	272
Corporate Bank	575	818	1,297	1,569
FIC Sales & Trading	1,775	2,392	4,153	3,768
Remaining Products	(7)	57	(39)	124
Investment Bank	1,768	2,449	4,114	3,892
Private Bank	1,208	1,137	2,487	2,374
Asset Management	56	25	135	(160)
Capital Release Unit	(18)	(154)	51	41
Corporate & Other	45	(471)	(51)	(419)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,635	3,803	8,033	7,296

[1] Prior year segmental information has been reclassified to the current structure.
[2] Trading income includes gains and losses from derivatives not qualifying for hedge accounting.
Net interest income for the three months ended June 30, 2021 and June 30, 2020 included € 0 million and € 16 million, respectively and for the six months ended June 30, 2021 and June 30, 2020 included € 0 million and € 32 million, respectively, which were related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program.
In addition, net interest income for three months ended June 30, 2021 and for six months ended June 30, 2021 included € 103 million and € 282 million, respectively, which were related to EU government grants under the Targeted Longer-Term Refinancing Operations III (TLTRO III) program.
Interest and similar income included negative interest expense of € 255 million for the three months ended June 30, 2021 and € 159 million for the three months ended June 30, 2020 and € 605 million for the six months ended June 30, 2021 and € 260 million for the six months ended June 30, 2020. The negative interest expense resulted from financial liabilities due to banks, client deposits and cash collateral payables on derivative instruments.
In addition, interest expense included negative interest income of € 171 million for the three months ended June 30, 2021 and € 131 million for the three months ended June 30, 2020 and € 402 million for the six months ended June 30, 2021 and € 253 million for the six months ended June 30, 2020. The negative interest income resulted from financial assets due to cash and balances at central banks, loans and advances to banks, and cash collateral receivables on derivative instruments.
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